UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number: ____

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jensen Investment Management, Inc.
Address:    430 Pioneer Tower
            888 SW Fifth Avenue
            Portland, OR  97204-2018

13F File Number: 28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gary W. Hibler
Title:      Managing Director
Phone:      (503) 274-2044

Signature, Place, and Date of Signing:


             GARY W. HIBLER                       April 30, 1999
     --------------------------------     --------------------------------
             Gary W. Hibler                       Portland, Oregon

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION  REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:          166

Form 13F Information Table Value Total:          $121,633,245

List of Other Included Managers:                 None

                                      FORM 13F INFORMATION TABLE

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        --------        ---------        ------
Abbott Labs                                Common        00282410        4,033,009        86,157
Abercrombie & Fitch Co                     Common        00289620           29,981           325
Adobe Systems                              Common        00724F10        1,720,093        30,310
Agritope, Inc.                             Common        00855D10               40            20
Albertsons                                 Common        01310410        1,262,899        23,198
Allstate Corp                              Common        02000210           44,620         1,204
Alltel Corp                                Common        02003910          255,093         4,090
Amer Home Products                         Common        02660910        2,850,512        43,686
AmeriTech                                  Common        03095410           97,378         1,690
America Online                             Common        02364J10          138,180           940
American Electric Power                    Common        02553710           19,845           500
American Intl Group                        Common        02687410          122,067         1,012
American Power Conversion                  Common        02906610          148,500         5,500
Ametek                                     Common        03110010            8,213           450
Anheuser Busch                             Common        03522910           22,836           300
Apple Computer                             Common        03783310            8,266           230
Applied Materials                          Common        03822210          191,239         3,100
Archer Daniels Midland                     Common        03948310          117,520         8,000
Auto Data Processing                       Common        05301510        4,342,195       104,960
Avon Products                              Common        05430310          137,980         2,932
BMC Software                               Common        05592110          155,430         4,194
Bandag                                     Common        05981510              341            12
Bandag "A"                                 Common        05981530              285            12
Bank One Corp                              Common        06423A10           14,095           256
BankAmerica Corp                           Common        06605F10          133,754         1,894
Bell Atlantic Corp.                        Common        07785310           31,324           606
Bell South Corp                            Common        07986010           41,021         1,024
Berkshire Hathaway Class A                 Common        08467010           71,400             1
Berkshire Hathaway Class B                 Common        08467020           23,510            10
Best Foods                                 Common        08658U10          141,000         3,000
Biomet Inc                                 Common        09061310            9,437           225
Boeing                                     Common        09702310           88,128         2,592
Breakwater Res Ltd British Columbia        Common        10690230               37            50
Bristol Myers Squibb                       Common        11012210          771,492        12,032
Brown Forman                               Common        11563720           51,858           900
Burlington Northern Santa Fe               Common        12189T10              986            30
Cascade Corp.                              Common        14719510           41,206         3,880
Chase Manhattan Bank                       Common        16161A10           28,480           350
Check Point Software                       Common        M2246510            7,515           175
Chevron                                    Common        16675110           88,750         1,000
ChoicePoint Inc                            Common        17038810           27,379           549
Cisco Systems                              Common        17275R10          350,263         3,197
Clorox                                     Common        18905410        6,229,234        53,155
Coca-Cola                                  Common        19121610        5,511,087        89,801
Colgate Palmolive                          Common        19416210           73,600           800
Compaq Computer                            Common        20449310          107,429         3,390
Conagra Inc.                               Common        20588710            8,147           318
Consolidated Edison                        Common        20911510          572,175        12,628
Corn Products Intl                         Common        21902310            8,978           375

Costco Companies                           Common        22160Q10           41,202           450
Dell Computer                              Common        24702510           69,479         1,700
Dionex Corp                                Common        25454610        4,646,399       124,335
Duff & Phelps                              Common        26432410           81,367         7,569
E.I. Du Pont                               Common        26353410           58,060         1,000
EIP Microwave Inc                          Common        26853020              722         3,800
Edison Intl                                Common        28102010           35,600         1,600
Electronic Data Systems                    Common        28566110           14,607           300
Eli Lilly                                  Common        53245710          347,967         4,100
Emerson Electric                           Common        29101110           10,588           200
Epitope Inc                                Common        29426110              475           100
Equifax                                    Common        29442910        8,441,959       245,620
Exxon                                      Common        30229010          131,665         1,866
FDX Corp                                   Common        31304u10           52,080           560
Fastenal Co.                               Common        31190010            3,500           100
Federal Natl Mortgage                      Common        31358610          173,125         2,500
First Security Corp                        Common        33629410           29,313         1,518
Ford Motor Company                         Common        34537010           56,690         1,000
Fred Meyer                                 Common        59290710           58,870         1,000
GST Telecom                                Common        36194210           43,480         4,000
GTE Corp                                   Common        36232010          120,153         1,986
Gannett                                    Common        36473010        4,354,245        69,115
Gap Inc                                    Common        36476010           11,779           175
General Electric                           Common        36960410        8,060,769        72,869
Genuine Parts                              Common        37246010          115,931         4,024
Gillette                                   Common        37576610          673,455        11,330
Glaxo PLC                                  Common        37732730        1,151,636        17,204
H&R Block                                  Common        09367110           26,906           568
Heinz                                      Common        42307410          359,633         7,592
Hewlett-Packard                            Common        42823610          128,161         1,890
Hong Kong Telecom ADR                      Common        43857920           23,472         1,200
Hubbell Inc Class A                        Common        44351010            7,400           200
Hubbell Inc Class B                        Common        44351020           52,560         1,314
Int'l Business Machines                    Common        45920010        1,269,287         7,161
Intel                                      Common        45814010        8,733,379        73,470
Interface Inc. Cl A                        Common        45866510            2,811           300
Interpublic Group                          Common        46069010          101,231         1,300
Johnson & Johnson                          Common        47816010        1,115,455        11,930
Kellogg                                    Common        48783610          236,670         7,000
KeyCorp                                    Common        49326710           27,521           908
LandAmerica Financial                      Common        51493610          319,000        11,000
Lee Enterprises                            Common        52376810          145,580         5,020
Lucent Technologies                        Common        54946310          145,800         1,350
MCI Worldcom Inc                           Common        55268B10            8,850           100
Managed High Yield Plus Fund Inc           Common        56191110            9,260           764
Marsh & McLennan                           Common        57174810          180,799         2,435
Mattel                                     Common        57708110        2,936,810       117,755
McDonald's                                 Common        58013510        1,111,001        24,520
McKesson HBOC Inc                          Common        58155q10            6,072            92
Medtronic, Inc.                            Common        58505510        6,200,584        86,275
Merck                                      Common        58933110        7,538,010        94,084
Microsoft                                  Common        59491810        3,431,939        38,320
Minnesota Mining & Manufacturing           Common        60405910          287,104         4,058
Mobil                                      Common        60705910          142,296         1,617
Monsanto                                   Common        61166210           99,230         2,160
Morgan Stanley Dean Witter Discover & Co   Common        61744644           50,570           506
Mylan                                      Common        62853010          265,262         9,667

NIKE                                       Common        65410610        3,022,379        52,390
Nalco                                      Common        62985310           10,624           400
Nestle                                     Common        64106940           25,432           280
Nordson                                    Common        65566310        1,868,963        33,524
Nordstrom                                  Common        65566410           65,392         1,600
Northwest Natural Gas                      Common        66765510            6,124           280
Omnicom Group                              Common        68191910        2,049,262        25,635
PG & E Corp                                Common        69331C10           35,595         1,146
PLM Equipment Growth Fund                  Common        69341310            4,050         1,350
PNC Bank Corp                              Common        69347510          277,800         5,000
PPG Industries                             Common        69350610          112,750         2,200
PacifiCorp                                 Common        69511410              863            50
Paychex Inc.                               Common        70432610           35,580           750
Pepsico                                    Common        71344810          605,564        15,452
Pfizer                                     Common        71708110          215,063         1,550
Philip Morris                              Common        71815410           84,245         2,394
Pixar                                      Common        72581110            7,750           200
Procter & Gamble                           Common        74271810          257,974         2,634
Protocol Systems                           Common        74371R10            1,686           300
Public Service Enterprise Group            Common        74457310           59,806         1,566
Quaker Oats Co                             Common        74740210          186,750         3,000
RJR Nabisco Holdings                       Common        74960K87           32,075         1,283
Ralston Purina                             Common        75127730           14,012           525
Reuters Group PLC                          Common        76132M10          727,292         8,408
Roslyn Bancorp Inc com                     Common        77816210           19,974         1,184
Royal Dutch NY Reg                         Common        78025780          275,808         5,304
SAP ADR                                    Common        80305420           31,572         1,200
SBC Communications                         Common        78387G10          124,204         2,632
Safeway Stores                             Common        78651420           10,262           200
Sara Lee                                   Common        80311110        4,199,085       169,660
Schering-Plough                            Common        80660510          579,849        10,495
Schlumberger Ltd                           Common        80685710           24,076           400
Sears Roebuck                              Common        81238710           23,725           525
Silver State Bank                          Common        82899813           30,000         2,000
SmithKline Beecham PLC ADR                 Common        83237830           64,779           906
Solutia, Inc.                              Common        83437610            6,462           372
Southern Company                           Common        84258710           14,639           628
State Street Corp                          Common        85747710        3,275,606        39,825
Stryker Corp                               Common        86366710        1,432,496        28,400
Supergen Inc.                              Common        86805910          253,000        25,000
Transamerica Income Shares                 Common        89350610           80,608         3,200
Tricon Global Restaurants                  Common        89595310            3,864            55
U.S.Bancorp                                Common        90297310           24,932           732
US Filter Corp.                            Common        91184320            2,695            88
US West                                    Common        91273H10           56,602         1,028
UST                                        Common        90291110            7,836           300
Union Pacific Corp                         Common        90781810           24,048           450
United Technologies                        Common        91301710           27,088           200
WD-40 Company                              Common        92923610        3,134,726       108,094
WPS Resources                              Common        92931B10           10,886           369
Wal-Mart Stores                            Common        93114210          185,486         2,012
Walgreen                                   Common        93142210          596,640        21,120
Walt Disney Co                             Common        25468710            4,668           150
Warner Lambert                             Common        93448810        1,165,338        17,590
Washington Mutual Inc                      Common        93932210           30,653           750
Weyerhaeuser Co.                           Common        96216610          166,500         3,000
Willamette Industries                      Common        96913310           73,122         1,937

Wilmington Trust Corp                      Common        97180710        1,314,617        23,015
Wm. Wrigley Jr. Co                         Common        98252610          385,094         4,258
Xerox                                      Common        98412110          378,704         7,266

Column Total                                                           121,633,245     2,255,899


Item 6
Jensen Investment Management has sole investment discretion

Item 7
Not applicable

Item 8
Jensen Investment Management has sole voting authority